PPP LOANS PAYABLE	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
PPP LOANS PAYABLE
NOTE 8 - PPP LOANS PAYABLE

NOTE 8 – PPP LOANS PAYABLE

With an effective date of January 25, 2021, a loan to the Company was approved under the terms and conditions of the Paycheck Protection Program of the United States Small Business Administration (“SBA”) and the CARES Act (2020) (H.R. 748) (15 U.S.C. 636 et seq.) (“the Act”) in the amount of $150,000 and was funded on January 26, 2020. During the six months ended October 31, 2021, Company was notified that its loan was forgiven pursuant to the provisions of the Act, therefore $150,000 was recorded as a gain on extinguishment of liabilities.

NOTE 8 – PPP LOANS PAYABLE

With an effective date of April 20, 2020, a loan to the Company was approved under the terms and conditions of the Paycheck Protection Program of the United States Small Business Administration (“SBA”) and the CARES Act (2020) (H.R. 748) (15 U.S.C. 636 et seq.) in the amount of $167,900 and was funded on April 21, 2020. Effective April 20, 2021 the Company was notified that the loan had been forgiven and paid in full.

With an effective date of January 25, 2021, a second loan to the Company was approved under the terms and conditions of the Paycheck Protection Program of the SBA and the CARES Act (2020) (H.R. 748) (15 U.S.C. 636 et seq.) (“the Act”) in the amount of $150,000 and was funded on January 26, 2020. The Company has applied for loan forgiveness pursuant to the provisions of the Act.